Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Simple agreements and future equity issued to significant shareholder		$ 11,815
Convertible Promissory Notes
Related Party Transaction [Line Items]
Convertible instrument issued to common and preferred units		4,000
Additional convertible instruments issued to common and preferred units		3,550
Convertible instrument were exchanged for simple agreements for future equity including accrued interest	$ 7,657
After Conversion To Delaware Corporation
Related Party Transaction [Line Items]
Additional Simple agreements for future equity issued to the significant shareholder		2,630
Armanino LLP for tax, valuation and outsourced accounting services [Member] | Andy Armanino [Member]
Related Party Transaction [Line Items]
Related party transaction fees incurred		$ 36	$ 62